Background and critical accounting policies - Various accounting policies (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Critical accounting policies and estimates
Profit (loss) before tax, attributable to shareholders	[1]	£ 3,635	£ 3,296	£ 2,275
Profit (loss) before tax	[1],[2]	3,309	3,970	3,212
Total segmental operating profit		4,827	4,699	4,256
Operating segments
Critical accounting policies and estimates
Profit (loss) before tax, attributable to shareholders		4,536	4,154	3,168
Profit (loss) before tax		4,210	4,828	4,105
Total segmental operating profit		5,717	5,577	4,945
Operating segments excluding intra-group amounts
Critical accounting policies and estimates
Liabilities requiring classification as relating to insurance or investment contracts		433,252	435,629	409,714
Jackson (US insurance operations)
Critical accounting policies and estimates
Income statement investment return		(2,014)
Jackson (US insurance operations) | Operating segments
Critical accounting policies and estimates
Total segmental operating profit		1,911	2,214	2,052
Jackson (US insurance operations) | Operating segments excluding intra-group amounts
Critical accounting policies and estimates
Liabilities requiring classification as relating to insurance or investment contracts		£ 185,600	£ 180,724	£ 177,626

[1]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for taxes borne by policyholders.
[2]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders.